LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	For the years ended December 31,
	2019	2020	2021

Net loss attributable to Kaixin Auto Holdings' shareholders	$(110)	$(166)	$(196,579)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted, shares retroactively adjusted for the reverse acquisition on June 25, 2021)	74,035,502	74,035,502	114,416,353

Loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted	$(0.0015)	$(0.0022)	$(1.7181)